Shareholders’ equity, net (Details 1) S/ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 PEN (S/) shares	Dec. 31, 2016 USD ($)
Disclosure of Shareholders’ equity, net [Line Items]
Other equity interest | $	$ 791		$ 791
Total investment shares [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Number of shares outstanding	271,677	271,677
Other equity interest	$ 791	S/ 2,717
Other equity interest [member] | investment shares [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Number of shares outstanding	744,640	744,640
Other equity interest	$ 2,161	S/ 7,447
Other equity interest [member] | Treasury investment shares [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Number of shares outstanding	(472,963)	(472,963)
Other equity interest	$ (1,370)	S/ (4,730)